Bank and other Loans and Banking Facilities - Schedule of Maturities of Long-term Bank Loan (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2025		$ 27,860
2026	$ 3,870	62,532
2027	7,931	16,286
2028	9,897	21,028
2029	10,751	615
2030	16,790
Thereafter	121,158	6,342
Total	$ 170,397	$ 134,663